UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-08951

BAT Subsidiary, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BAT Subsidiary, Inc.

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:    888-825-2257

Date of fiscal year end:    December 31, 2004

Date of reporting period:    December 31, 2004

Item 1. Reports to Shareholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

DECEMBER 31, 2004

BAT Subsidiary, Inc.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TABLE OF CONTENTS

Trust Summary	1
Portfolio of Investments	2
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Cash Flows	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	13
Directors Information	14

TRUST SUMMARY
DECEMBER 31, 2004

BAT Subsidiary, Inc.

           The following chart shows the portfolio composition of the Trust's long-term investments:

Portfolio Composition

Composition	December 31, 2004	December 31, 2003

U.S. Government and Agency Zero Coupon
Bonds	66%	61%

Agency Multiple Class Mortgage Pass-Through
Securities	9	6

Taxable Municipal Bonds	8	8

Corporate Bonds	7	6

U.S. Government and Agency Securities	3	2

Principal Only Mortgage-Backed Securities	3	2

Commercial Mortgage-Backed Securities	2	2

Inverse Floating Rate Mortgage Securities	1	1

Interest Only Mortgage-Backed Securities	1	1

Stripped Money Market Instruments	—	11

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BAT Subsidiary, Inc.

	Principal
Rating[1]	Amount
(Unaudited)	(000)		Description	Value

			LONG-TERM INVESTMENTS—102.3%
			Mortgage Pass-Through Securities—0.0%
	$1		Federal National Mortgage Assoc., 9.50%, 7/01/20	$1,239

			Agency Multiple Class Mortgage Pass-Through Securities—9.5%
			Federal Home Loan Mortgage Corp.,
	640		Ser. 2534, Class NG, 3/15/22	640,351
	1,751		Ser. 2772, Class GF, 4/15/34	1,754,617
	158		Ser. 2822, Class WZ, 7/15/19	157,195
	923		Ser. 2822, Class ZH, 5/15/33	926,098
	2,914		Ser. 2865, Class OA, 8/15/07	2,924,956
	122		Federal National Mortgage Assoc., Ser. 43, Class E, 4/25/22	126,843
	1,407		Government National Mortgage Assoc., Ser. 88, Class ZB, 10/20/34	1,402,397

			Total Agency Multiple Class Mortgage Pass-Through Securities	7,932,457

			Inverse Floating Rate Mortgage Securities—1.1%
			Federal Home Loan Mortgage Corp.,
	77	[2]	Ser. 1621, Class SH, 10.542%, 11/15/22	78,270
	829	[2]	Ser. 2752, Class SV, 13.164%, 9/15/33	836,230

			Total Inverse Floating Rate Mortgage Securities	914,500

			Interest Only Mortgage-Backed Securities—0.9%
			Federal Home Loan Mortgage Corp.,
	105		Ser. 1543, Class VU, 4/15/23	13,658
	139		Ser. 1588, Class PM, 9/15/22	4,335
	4,189		Ser. 2543, Class IJ, 10/15/12	232,585
	2,578		Ser. 2620, Class WI, 4/15/33	222,696
			Federal National Mortgage Assoc.,
	133		Ser. 188, Class VA, 3/25/13	2,844
	354		Ser. 194, Class PV, 6/25/08	9,198
	136		Ser. 223, Class PT, 10/25/23	12,639
	8,000		Deutsche Mortgage Secs., Inc. Mortgage Loan Trust, Ser. 2, Class AIO, 2/25/06	220,320

			Total Interest Only Mortgage-Backed Securities	718,275

			Principal Only Mortgage-Backed Securities—2.6%
AAA	10	[2]	Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	9,497
			Federal National Mortgage Assoc.,
	1,444		Ser. 193, Class E, 9/25/23	1,016,159
	1,353		Ser. 225, Class ME, 11/25/23	1,132,733

			Total Principal Only Mortgage-Backed Securities	2,158,389

			Commercial Mortgage-Backed Securities—2.4%
Aaa	1,868[3]		New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	1,976,131

			Asset-Backed Securities—0.0%
NR	397	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	7,937
NR	850	[2,4,5]	Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06	8,497

			Total Asset-Backed Securities	16,434

			U.S. Government and Agency Zero Coupon Bonds—67.7%
	12,407		Aid to Israel, 2/15/05 - 8/15/05	12,290,628
			Government Trust Certificates,
	5,220		Israel, Ser. 2F, 5/15/05	5,167,330
	13,760		Turkey, Ser. T-1, 5/15/05	13,621,162
			U.S. Treasury Strips,
	18,000	[6]	8/15/05	17,715,528
	8,000		11/15/05	7,812,192

			Total U.S. Government and Agency Zero Coupon Bonds	56,606,840

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BAT Subsidiary, Inc. (continued)

	Principal
Rating[1]	Amount
(Unaudited)	(000)		Description	Value

			Corporate Bonds—6.6%
			Energy—1.3%
BBB+	$1,000	[3]	Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)	$1,064,520

			Financial Institutions—2.4%
AA+	950		Citigroup, Inc., 5.75%, 5/10/06	982,347
NR	1,070	[3]	Equitable Life Assurance Society, zero coupon, 6/01/05 - 12/01/05	1,033,875

				2,016,222

			Telecommunications—1.2%
A	1,000		Alltel Corp., 7.50%, 3/01/06	1,048,740

			Transportation—1.7%
NR	1,453		Union Pacific Corp., zero coupon, 5/01/05	1,435,653

			Total Corporate Bonds	5,565,135

			U.S. Government and Agency Securities—3.5%
	360		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	375,952
			U.S. Treasury Notes,
	1,450		3.50%, 11/15/06	1,462,235
	1,150		4.00%, 2/15/14	1,134,544

			Total U.S. Government and Agency Securities	2,972,731

			Taxable Municipal Bonds—8.0%
AAA	1,000		Alameda Cnty. California Pension Oblig., zero coupon, 12/01/05	971,140
AAA	1,000		Alaska Energy Auth., zero coupon, 7/01/05	989,740
Aaa	1,067		Kern Cnty. California Pension Oblig., zero coupon, 2/15/05 - 8/15/05	1,046,816
			Long Beach California Pension Oblig.,
NR	1,068		zero coupon, 3/01/05 - 9/01/05	1,046,043
AAA	500		7.09%, 9/01/09	564,328
			Los Angeles Cnty. California Pension Oblig.,
Aaa	34		zero coupon, 6/30/05	33,320
Aaa	1,000		6.77%, 6/30/05	984,350
AAA	1,000		Ser. A, 8.62%, 6/30/06	1,078,650

			Total Taxable Municipal Bonds	6,714,387

			Total Long-Term Investments (cost $83,913,554)	85,576,518

			SHORT-TERM INVESTMENT—17.1%
			U.S. Government and Agency Zero Coupon Bond
	14,300		Federal Home Loan Bank, zero coupon, 1/03/05, (cost $14,299,007)	14,299,007

			Total investments—119.4% (cost $98,212,561)	$99,875,525
			Liabilities in excess of other assets—(19.4)%	(16,242,549)

			Net Assets—100%	$83,632,976

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.

[2]	Security interest rate is as of December 31, 2004.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 4.9% of its net assets, with a current market value of $4,082,463, in securities restricted as to resale.

[4]	Security is fair valued.

[5]	Illiquid securities representing 0.02% of net assets.

[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

Details of open reverse repurchase agreements are disclosed in Note 4 in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

BAT Subsidiary, Inc.

Assets
Investments at value (cost $98,212,561)	$99,875,525
Investments sold receivable	10,000,000
Interest receivable	184,760

110,060,285

Liabilities
Reverse repurchase agreement	16,211,250
Payable to custodian	9,836,179
Due to parent	331,574
Interest payable	28,821
Other accrued expenses	19,485

26,427,309

Net Assets	$83,632,976

Composition of Net Assets:
Par value	$95,107
Paid-in capital in excess of par	84,261,265
Undistributed net investment income	1,083,186
Accumulated net realized loss	(3,469,546)
Net unrealized appreciation	1,662,964

Net assets, December 31, 2004	$83,632,976

Net asset value:
($83,632,976 ÷ 9,510,667 common shares issued and outstanding)	$8.79

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

BAT Subsidiary, Inc.

Investment Income
Interest income	$4,964,919

Expenses
Investment advisory	416,372
Administration	66,620
Custodian	56,354
Reports to shareholders	4,157
Independent accountants	33,533
Legal	26,161
Miscellaneous	62,299

Total expenses excluding interest expense	665,496
Interest expense	160,282

Total expenses	825,778

Net investment income	4,139,141

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,573,485
Futures	9,141

2,582,626

Net change in unrealized appreciation on investments	(5,946,878)

Net loss	(3,364,252)

Net Increase in Net Assets Resulting from Operations	$774,889

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS
For the year ended December 31, 2004

BAT Subsidiary, Inc.

Reconciliation of Net Increase
in Net Assets Resulting from Operations
to Net Cash Used for
Operating Activities
Net increase in net assets resulting from operations	$774,889

Purchases of long-term investments	(24,940,597)
Proceeds from sales of long-term investments	30,960,006
Increase in short-term investments	(14,186,447)
Amortization of premium and discount on investments	(3,312,564)
Net realized gain	(2,573,485)
Decrease in unrealized appreciation	5,946,878
Increase in receivable for investments sold	(10,000,000)
Increase in interest receivable	(6,923)
Increase in interest payable	28,234
Increase in accrued expenses	19,485
Decrease in due to parent	(1,539,776)

Total adjustments	(19,605,189)

Net cash used for operating activities	$(18,830,300)

Increase (Decrease) in Cash
Net cash used for operating activities	$(18,830,300)
Cash flows provided by financing activities:
Increase in reverse repurchase agreements	8,963,125

Net decrease in cash	(9,867,175)
Cash at beginning of year	30,996

Overdraft at end of year	$(9,836,179)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2004 and 2003

BAT Subsidiary, Inc.

	2004	2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,139,141	$5,940,885
Net realized gain (loss)	2,582,626	(5,765,566)
Net change in unrealized appreciation/depreciation	(5,946,878)	425,588

Net increase in net assets resulting from operations	774,889	600,907
Dividends from net investment income	—	(17,530,801)

Total increase (decrease)	774,889	(16,929,894)

Net Assets
Beginning of year	82,858,087	99,787,981

End of year	$83,632,976	$82,858,087

End of year undistributed (distributions in excess of)
net investment income	$1,083,186	$(8,058)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BAT Subsidiary, Inc.

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$8.71	$10.49	$10.38	$9.74	$9.17

Investment operations:
Net investment income	0.44	0.62	0.97	0.88	0.54
Net realized and unrealized gain (loss)	(0.36)	(0.56)	(0.29)	0.23	0.62

Net increase from investment operations	0.08	0.06	0.68	1.11	1.16

Dividends from net investment income	—	(1.84)	(0.57)	(0.47)	(0.59)

Net asset value, end of year	$8.79	$8.71	$10.49	$10.38	$9.74

TOTAL INVESTMENT RETURN[1]	0.92%	0.57%	6.55%	11.50%	12.66%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.99%	0.77%	1.29%	1.61%	2.06%
Net expenses	0.99%	0.77%	1.29%	1.61%	2.06%
Net expenses excluding interest expense
and excise tax	0.80%	0.75%	0.76%	0.78%	0.75%
Net investment income	4.96%	6.31%	9.27%	8.45%	5.72%
SUPPLEMENTAL DATA:
Average net assets (000)	$83,489	$94,159	$99,920	$99,342	$90,035
Portfolio turnover	27%	11%	6%	23%	27%
Net assets, end of year (000)	$83,633	$82,858	$99,788	$98,686	$92,670
Reverse repurchase agreements outstanding, end of year (000)	$16,211	$7,248	$1,029	$6,009	$18,536
Asset coverage, end of year[2]	$6,159	$12,432	$97,999	$17,424	$5,999

[1]	BAT Subsidiary, Inc. is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each year reported. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

BAT Subsidiary, Inc.

Note 1. Organization & Accounting Policies

BAT Subsidiary, Inc. (“BATS” or the “Trust”), a Maryland corporation, is a diversified closed-end management investment company. BATS was incorporated solely for the purpose of receiving a substantial portion of the assets of The BlackRock Advantage Term Trust Inc. (“BAT”), and as such, is a wholly owned subsidiary of BAT. Accordingly, BATS is not publicly traded.

The Board of Directors of BATS adopted a Plan of Liquidation and Dissolution (a “Plan”) effective January 2, 2004. Pursuant to the terms of the Plan, the Board of Directors shall oversee the complete liquidation and winding up of BATS in an orderly fashion prior to December 31, 2005.

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust’s Board of Directors (the “Board”). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc. deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. The Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Option Writing/Purchasing: When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option writing and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Trust has realized a gain or loss on investment transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust’s portfolio in a manner similar to more generic options described above.

Interest Rate Caps: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust’s portfolio and its exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust’s leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up-front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transaction fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Short Sales: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Security Lending: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending their securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trust. The Trust did not enter into any security lending transactions during the year ended December 31, 2004.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that the Trust segregate assets in connection with certain Trust investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is the Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification of Capital Accounts: In order to present undistributed (distributions in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts of the Trust were increased (decreased):

	Accumulated
UNII	Gain	PIC

$(3,047,897)	$13,761	$3,034,136

Note 2. Agreements

The Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Trust has an Administration Agreement with the Advisor.

     The Trust reimburses its parent for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of its parent.

Note 3. Portfolio Investments

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended December 31, 2004 aggregated $23,843,784 and $30,959,699, respectively. Purchases and sales of U.S. government securities for the year ended December 31, 2004 aggregated $1,096,813 and $0, respectively.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc., all of which are affiliates of the Advisor. It is possible, under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

     The Federal income tax basis of the Trust’s investments at December 31, 2004 was $98,269,924, and accordingly, net unrealized appreciation was $1,605,601 (gross unrealized appreciation – $1,877,266, gross unrealized depreciation – $271,665).

For Federal income tax purposes, the Trust had capital loss carryforwards as follows:

Capital Loss
Carryforward
Amount at
September 30, 2004	Expires

$80,454	2008
127,941	2009
20,771	2010
5,589,003	2012

$5,818,169

     Accordingly, no capital gain distributions are expected to be paid to shareholders of the Trust until the Trust has net realized capital gains in excess of its carryforward amounts. The tax year-end for BATS is September 30th.

Note 4. Borrowings

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third party broker-dealers as determined by and under the direction of the Trust’s Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement. Details of open reverse repurchase agreements and their respective underlying collateral at December 31, 2004 were as follows:

		Trade	Maturity	Net Closing
Counter Party	Rate	Date	Date	Amount	Par

Deutsche Bank Securities, Inc.	2.17%	12/2/04	1/7/05	$13,291,733	$13,263,750
Lehman Brothers, Inc.	2.22	12/1/04	1/6/05	2,954,043	2,947,500

Details of underlying collateral for open reverse repurchase agreements at December 31, 2004 were as follows:

			Maturity	Original		Market
Counter Party	Description	Rate	Date	Face	Current Face	Value

Deutsche Bank Securities, Inc.	U.S. Treasury Strips	0.00%	8/15/05	$13,500,000	$13,500,000	$13,286,646
Lehman Brothers, Inc.	U.S. Treasury Strips	0.00	8/15/05	3,000,000	3,000,000	2,952,588

     The average daily balance and weighted average interest rate of reverse repurchase agreements during the year ended December 31, 2004 were $10,554,262 and 1.52%, respectively.

Dollar Rolls: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trust did not enter into any dollar roll transactions during the year ended December 31, 2004.

Note 5. Distributions to Shareholders

The tax character of distributions paid during the year ended December 31, 2004 and the year ended December 31, 2003 were as follows:

	Ordinary	Long-term			Total
	Income	Capital Gain	Liquidating		Distributions

December 31, 2003	$10,530,801	$—	$7,000,000		$17,530,801
December 31, 2004	—	—	3,447,332	A	3,447,332

A For tax purposes the Trust has elected to pay an ordinary consent dividend to the parent for the tax year ended September 30, 2004.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-term	Unrealized Net
Income	Gains	Appreciation

$1,083,186	$ —	$1,605,601

Note 6. Capital

There are 200 million shares of $0.01 par value common shares authorized for the Trust. BAT owned all of the Trust’s shares outstanding at December 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors and Shareholders of:

     BAT Subsidiary, Inc.

     We have audited the accompanying statement of assets and liabilities of BAT Subsidiary, Inc. (the “Trust”), including the portfolio of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BAT Subsidiary, Inc. as of December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 28, 2005

DIRECTORS INFORMATION (Unaudited)

Events or transactions by
				Number of		reason of which the Trustee
		Term of office		portfolios over-	Other Directorships	is an interested person as
	Current positions	and length of time	Principal occupations	seen within the	held outside the	defined in Section
Name, address, age	held with the Trust	served	during the past five years	fund complex[1]	fund complex[1]	2(a)(19) of the 1940 Act

Interested Directors[2]

Ralph L.	Chairman of the	3 years4 / since	Director since 1999 and President of	62	Member of the	Director and President of
Schlosstein	Board[3]	inception	BlackRock, Inc. since its formation		Visiting Board of	the Advisor
BlackRock, Inc.			in 1998 and of BlackRock, Inc.’s		Overseers of the John
40 East 52nd Street			predecessor entities since 1988.		F. Kennedy School of
New York, NY			Member of the Management		Government at
10022			Committee and Investment Strategy		Harvard University, a
Age: 53			Group of BlackRock, Inc. Formerly,		member of the board
			Managing Director of Lehman		of the Financial
			Brothers, Inc. and Co-head of its		Institutions Center of
			Mortgage and Savings Institutions		The Wharton School
			Group. Chairman and President of		of the University of
			the BlackRock Liquidity Funds and		Pennsylvania, a
			Director of several of BlackRock’s		trustee of the
			alternative investment vehicles.		American Museum of
Natural History, a
trustee of Trinity
School in New York
City, a member of the
Board of Advisors of
Marujupu LLC, and a
trustee of New
Visions for Public
Education and of The
Public Theater in New
York City. Formerly, a
director of Pulte
Corporation, the
nation’s largest home-
builder, a Trustee of
Denison University
and a member of
Fannie Mae’s
Advisory Council.

Robert S. Kapito	President and	3 years4 / since	Vice Chairman of BlackRock, Inc.	52	Chairman of the	Director and Vice
BlackRock, Inc.	Director	August 22,	Head of the Portfolio Management		Hope and Heroes	Chairman of the Advisor
40 East 52nd Street		2002	Group. Also a member of the		Children’s Cancer
New York, NY			Management Committee, the		Fund. President of
10022			Investment Strategy Group, the Fixed		the Board of
Age: 48			Income and Global Operating		Directors of the
			Committees and the Equity		Periwinkle National
			Investment Strategy Group.		Theatre for Young
			Responsible for the portfolio man-		Audiences. Director
			agement of the Fixed Income,		of icruise.com, Corp.
Domestic Equity and International
Equity, Liquidity, and Alternative
Investment Groups of BlackRock.

DIRECTORS INFORMATION (Unaudited) (Continued)

Number of portfo-
lios overseen
	Current positions held	Term of office and	Principal occupations	within the fund	Other Directorships held out-
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	side the fund complex

Independent Directors

Andrew F. Brimmer	Lead Director	3 years4 / since	President of Brimmer & Company, Inc., a	52	Director of CarrAmerica
P.O. Box 4546	Audit Committee	inception	Washington, D.C.-based economic and		Realty Corporation and
New York, NY	Chairman[5]		financial consulting firm, also Wilmer D.		Borg-Warner Automotive.
10163-4546			Barrett Professor of Economics, University		Formerly Director of
Age: 78			of Massachusetts – Amherst. Formerly		Airborne Express,
			member of the Board of Governors of the		BankAmerica
			Federal Reserve System. Former		Corporation (Bank of
			Chairman, District of Columbia Financial		America), BellSouth
			Control Board.		Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut
Mutual Life Insurance
Company, E.I. du Pont de
Nemours & Company,
Equitable Life Assurance
Society of the United
States, Gannett Company,
Mercedes-Benz of North
America, MNC Financial
Corporation (American
Security Bank), NCM
Capital Management,
Navistar International
Corporation, PHH Corp.
and UAL Corporation
(United Airlines).

Richard E. Cavanagh	Director	3 years4 / since	President and Chief Executive Officer of	52	Trustee: Aircraft Finance
P.O. Box 4546	Audit Committee	inception	The Conference Board, Inc., a leading		Trust (AFT) and
New York, NY	Member		global business research organization, from		Educational Testing
10163-4546			1995-present. Former Executive Dean of		Service (ETS). Director,
Age: 58			the John F. Kennedy School of Government		Arch Chemicals, Fremont
			at Harvard University from 1988-1995.		Group and The Guardian
			Acting Director, Harvard Center for		Life Insurance Company
			Business and Government (1991-1993).		of America.
Formerly Partner (principal) of McKinsey
& Company, Inc. (1980-1988). Former
Executive Director of Federal Cash
Management, White House Office of
Management and Budget (1977-1979). Co-
author, THE WINNING PERFORMANCE
(best selling management book published in
13 national editions).

Kent Dixon	Director	3 years4 / since	Consultant/Investor. Former President and	52	Former Director of ISFA
P.O. Box 4546	Audit Committee	inception	Chief Executive Officer of Empire Federal		(the owner of INVEST, a
New York, NY	Member[5]		Savings Bank of America and Banc PLUS		national securities broker-
10163-4546			Savings Association, former Chairman of		age service designed for
Age: 67			the Board, President and Chief Executive		banks and thrift
			Officer of Northeast Savings.		institutions).

Frank J. Fabozzi	Director	3 years4 / since	Consultant. Editor of THE JOURNAL OF	52	Director, Guardian
P.O. Box 4546	Audit Committee	inception	PORTFOLIO MANAGEMENT and		Mutual Funds Group (18
New York, NY	Member[6]		Frederick Frank Adjunct Professor of		portfolios).
10163-4546			Finance at the School of Management at
Age: 56			Yale University. Author and editor of sev-
eral books on fixed income portfolio man-
agement. Visiting Professor of Finance and
Accounting at the Sloan School of
Management, Massachusetts Institute of
Technology from 1986 to August 1992.

DIRECTORS INFORMATION (Unaudited) (Continued)

Number of portfo-
lios overseen
	Current positions held	Term of office and	Principal occupations	within the fund	Other Directorships held out-
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	side the fund complex

Independent Directors (continued)

Kathleen F. Feldstein	Advisory Board	3 years4 / since	President of Economics Studies, Inc., a	19[7]	Director of BellSouth
P.O. Box 4546	Member[7]	January 19, 2005	Belmont, MA-based private economic		Inc., Ionics, Inc., and
New York, NY			consulting firm, since 1987; Chair, Board		Knight Ridder, Inc.;
10163-4546			of Trustees, McLean Hospital in Belmont,		Trustee of the Museum
Age: 63			MA.		of Fine Arts, Boston, and
of the Committee for
Economic Development;
Corporation Member,
Partners HealthCare and
Sherrill House; Member
of the Visiting Committee
of the Harvard University
Art Museums and of the
Advisory Board to the
International School of
Business at Brandeis
University.

R. Glenn Hubbard	Director	3 years4 / since	Dean of Columbia Business School since	52	Director of ADP, Dex
P.O. Box 4546		November 16, 2004	July 1, 2004. Columbia faculty member		Media, KKR Financial
New York, NY			since 1988. Co-director of Columbia		Corporation, and
10163-4546			Business School’s Entrepreneurship Program		Ripplewood Holdings.
Age: 46			1994-1997. Visiting professor at the John F.		Member of Board of
			Kennedy School of Government at Harvard		Directors of Duke Realty.
			and the Harvard Business School, as well as		Formerly on the advisory
			the University of Chicago. Visiting scholar at		boards of the
			the American Enterprise Institute in		Congressional Budget
			Washington and member of International		Office, the Council on
			Advisory Board of the MBA Program of		Competitiveness, the
			Ben-Gurion University. Deputy assistant sec-		American Council on
			retary of the U.S. Treasury Department for		Capital Formation, the
			Tax Policy 1991-1993. Chairman of the U.S.		Tax Foundation and the
			Council of Economic Advisers under the		Center for Addiction and
			President of the United States 2001-2003.		Substance Abuse. Trustee
of Fifth Avenue
Presbyterian Church of
New York.

James Clayburn	Director	3 years4 / since	Dean Emeritus of the John E. Anderson	52	Director of Payden &
La Force, Jr.		inception	Graduate School of Management,		Rygel Investment Trust,
P.O. Box 4546			University of California since July 1, 1993.		Metzler-Payden
New York, NY			Acting Dean of the School of Business,		Investment Trust,
10163-4546			Hong Kong University of Science and		Advisors Series Trust,
Age: 76			Technology 1990-1993. From 1978 to		Arena Pharmaceuticals,
			September 1993, Dean of the John E.		Inc. and CancerVax
			Anderson Graduate School of		Corporation.
Management, University of California.

Walter F. Mondale	Director	3 years4 / since	Senior Counsel, Dorsey & Whitney, LLP, a	52	Chairman of Panasonic
P.O. Box 4546		inception[8]	law firm (January 2004-present); Partner,		Foundation’s Board of
New York, NY			Dorsey & Whitney, LLP, (December 1996-		Directors and Director of
10163-4546			December 2003, September 1987-August		United Health Foundation.
Age: 77			1993). Formerly U.S. Ambassador to Japan		Member of the Hubert H.
			(1993-1996). Formerly Vice President of		Humphrey Institute of
			the United States, U.S. Senator and		Public Affairs Advisory
			Attorney General of the State of		Board, The Mike and
			Minnesota. 1984 Democratic Nominee for		Maureen Mansfield
			President of the United States.		Foundation and the Dean’s
Board of Visitors of the
Medical School at the
University of Minnesota.

[1]	The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.

[3]	Director since inception; appointed Chairman of the Board on August 22, 2002.

[4]	The Board is classified into three classes of which one class is elected annually. Each Director serves a three-year term concurrent with the class from which they are elected.

[5]	The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	Appointed Audit Committee Member on May 25, 2004.

[7]	Director/Trustee on 19 of the closed-end Trusts, including BATS and an Advisory Director/Trustee on the remaining 33 closed-end Trusts.

[8]	Except during the period October 31, 2002 through November 11, 2002.

BAT Subsidiary, Inc.

Directors	Accounting Agent and Custodian
Ralph L. Schlosstein, Chairman	State Street Bank and Trust Company
Andrew F. Brimmer	225 Franklin Street
Richard E. Cavanagh	Boston, MA 02110
Kent Dixon
Frank J. Fabozzi	Independent Registered Public Accounting Firm
Kathleen F. Feldstein[1]	Deloitte & Touche LLP
R. Glenn Hubbard[2]	200 Berkeley Street
Robert S. Kapito	Boston, MA 02116
James Clayburn La Force, Jr.
Walter F. Mondale	Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Officers	Four Times Square
Robert S. Kapito, President	New York, NY 10036
Henry Gabbay, Treasurer
Anne Ackerley, Vice President	Legal Counsel – Independent Directors
Richard M. Shea, Vice President/Tax	Debevoise & Plimpton LLP
James Kong, Assistant Treasurer	919 Third Avenue
Vincent B. Tritto, Secretary	New York, NY 10022
Brian P. Kindelan, Assistant Secretary
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.
Investment Advisor
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Advisory Board Member since January 19, 2005.
[2]	Appointed on November 16, 2004.

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800)699-1BFM.

The Trust has delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities were voted (if any) by the Advisor during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trust files their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. The Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

Item 2. Code of Ethics.
(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
 (a)       Audit Fees.      The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $0 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003.

(b)       Audit-Related Fees.       The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)       Tax Fees.      The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)       All Other Fees.       There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)       Audit Committee Pre-Approval Policies and Procedures.
           (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

           For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

           In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

2

Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

           Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

           In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

3

           (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $0 for the fiscal year ended December 31, 2004 and $0 for the fiscal year ended December 31, 2003.

(h)      Not applicable.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

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(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BAT Subsidiary, Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	March 2, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Treasurer
Date:	March 2, 2005

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	March 2, 2005

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